Summary of Significant Accounting Policies (Details) - Subsidiary	12 Months Ended
Dec. 31, 2015
Name of consolidated subsidiary or entity	Magnolia Solar Inc.
Entity Incorporation, State Country Name	Delaware,U.S.A.
Entity Incorporation, Date of Incorporation	Jan. 08, 2008
Attributable interest at December 31, 2015 and December 31, 2014	100.00%